UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Secretary/Treasurer
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	March 31, 2005

Report Type (Check only one.):

[X]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.



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                             FORM 13F INFORMATION TABLE







VALUE
SHARES/
SH/      PUT/    INVSTMT
OTHER
                   VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(x$1000)
PRN AMT
PRN   CALL   DSCRETN
MANAGERS
SOLE
SHARED
NONE
-
-
-
-
-
-
-
-
-
-
-
-












Abbott Labs
Common
002824100
217131
4657469
SH

SOLE

4657469
0
0
Allstate Corp.
Common
020002101
223997
4143496
SH

SOLE

4143496
0
0
American Express Co.
Common
025816109
1160
22575
SH

SOLE

22575
0
0
American International Group
Common
026874107
196948
3554383
SH

SOLE

3554383
0
0
Apache Corp.
Common
037411105
3382
55230
SH

SOLE

55230
0
0
Bank of America Corp.
Common
060505104
203447
4613316
SH

SOLE

4613316
0
0
Bank Of New York
Common
064057102
261
9000
SH

SOLE

9000
0
0
Berkshire Hathaway Inc.
Class A
084670108
6960
80
SH

SOLE

80
0
0
Blackrock Advantage Term
Common
09247A101
144
14000
SH

SOLE

14000
0
0
BP PLC-SPONS ADR
Sponsored ADR
055622104
369
5920
SH

SOLE

5920
0
0
Career Education Corp.
Common
141665109
151705
4428040
SH

SOLE

4428040
0
0
Cendant Corp.
Common
151313103
252151
12276110
SH

SOLE

12276110
0
0
ChevronTexaco Corp
Common
166764100
176040
3019035
SH

SOLE

3019035
0
0
Chubb Corp.
Common
171232101
189918
2395842
SH

SOLE

2395842
0
0
Citigroup Inc.
Common
172967101
229549
5107901
SH

SOLE

5107901
0
0
Comcast Corp. Cl A
Class A
20030n101
1135
33600
SH

SOLE

33600
0
0
Comcast Corp. Special Cl A
Class A Spl.
20030N200
345671
10337043
SH

SOLE

10337043
0
0
ConocoPhillips
Common
20825c104
316
2928
SH

SOLE

2928
0
0
CVS Corp.
Common
126650100
235321
4472077
SH

SOLE

4472077
0
0
Devon Energy Corp.
Common
25179M103
210860
4415920
SH

SOLE

4415920
0
0
Dreyfus A Bonds Plus, Inc.
Common
261880108
532
38912
SH

SOLE

38912.391
0
0
Dupont De Nemours
Common
263534109
223182
4355613
SH

SOLE

4355613
0
0
EBAY INC COM
Common
278642103
466
12500
SH

SOLE

12500
0
0
Emerson Electric
Common
291011104
201626
3105279
SH

SOLE

3105279
0
0
Exelon Corp.
Common
30161n101
230954
5032782
SH

SOLE

5032782
0
0
Fannie Mae
Common
313586109
195553
3591428
SH

SOLE

3591428
0
0
FirstEnergy Corp
Common
337932107
121808
2903649
SH

SOLE

2903649
0
0
Ford Motor Co.
Common
345370860
436
38489
SH

SOLE

38489
0
0
Gannett Inc.
Common
364730101
157933
1997134
SH

SOLE

1997134
0
0
General Electric
Common
369604103
214113
5937678
SH

SOLE

5937678
0
0
GlaxoSmithkline PLC-ADR
Sponsored ADR
37733W105
736
16032
SH

SOLE

16032
0
0
Goldman Sachs Group
Common
38141G104
3053
27760
SH

SOLE

27760
0
0
HCA Inc.
Common
404119109
214971
4012897
SH

SOLE

4012897
0
0
Honeywell
Common
438516106
143014
3843416
SH

SOLE

3843416
0
0
J.P. Morgan Chase & Co.
Common
46625h100
436
12597
SH

SOLE

12597
0
0
Kerr McGee Corp.
Common
492386107
81139
1035858
SH

SOLE

1035858
0
0
Liberty Media Corp.
Common
530718105
177967
17161701
SH

SOLE

17161701
0
0
Lilly (Eli) & Co.
Common
532457108
417
8000
SH

SOLE

8000
0
0
Merrill Lynch
Common
590188108
135376
2391809
SH

SOLE

2391809
0
0
Morgan Stanley Dean Witter
Common
617446448
178326
3114862
SH

SOLE

3114862
0
0
MuniEnhanced Fund
Common
626243109
254
23600
SH

SOLE

23600
0
0
Muniyield Insured
Common
62630E107
623
43900
SH

SOLE

43900
0
0
Nextel Comm. Cl A
Class A
65332V103
212460
7475730
SH

SOLE

7475730
0
0
Nuveen Insured Municipal Opportunity Fund
Common
670984103
354
24100
SH

SOLE

24100
0
0
Nuveen Select Tax-Free Income Portfolio
Common
67062F100
270
20000
SH

SOLE

20000
0
0
Office Depot
Common
676220106
264804
11938858
SH

SOLE

11938858
0
0
Pfizer Inc.
Common
717081103
402
15310
SH

SOLE

15310
0
0
Pitney Bowes Inc.
Common
724479100
205058
4544716
SH

SOLE

4544716
0
0
Pulte Homes Inc.
Common
745867101
175575
2384560
SH

SOLE

2384560
0
0
Rochester Limited Term NY Muni Fund
Common
771740107
201
60243
SH

SOLE

60243
0
0
SBC Communications
Common
78387G103
208
8776
SH

SOLE

8776
0
0
Stanley Works
Common
854616109
279
6153
SH

SOLE

6153
0
0
Time Warner Inc.
Common
887317105
203460
11593185
SH

SOLE

11593185
0
0
United Technologies
Common
913017109
180888
1779344
SH

SOLE

1779344
0
0
Verizon Communications
Common
92343v104
541
15240
SH

SOLE

15240
0
0
Walt Disney Productions
Common
254687106
412
14350
SH

SOLE

14350
0
0
Washington Mutual
Common
939322103
163166
4130779
SH

SOLE

4130779
0
0
Wellpoint
Common
94973v107
222014
1771154
SH

SOLE

1771154
0
0
Xerox
Common
984121103
142630
9414500
SH

SOLE

9414500
0
0
YUM! Brands
Common
988498101
239463
4621952
SH

SOLE

4621952
0
0


















FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$ 6,941,566,295

List of Other Included Managers:

No.	13F File Number	Name

None